Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension
Net periodic benefit cost
Service cost			$ 14
Interest cost			11
Expected return on plan assets			(11)
Amortization of net losses and other deferred amounts			8
Net periodic benefit cost			22
International Pension
Net periodic benefit cost
Service cost	$ 7	$ 1	19	$ 6	$ 6
Interest cost	2	1	5	5	5
Expected return on plan assets	(2)		(4)
Amortization of net losses and other deferred amounts	3	1	10	3	4
Settlement losses				1	1
Net periodic benefit cost	10	$ 3	30	$ 15	$ 16
OPEB
Net periodic benefit cost
Service cost			1
Net periodic benefit cost			$ 1
U.S Pension and OPEB
Net periodic benefit cost
Service cost	5
Interest cost	5
Expected return on plan assets	(4)
Amortization of net losses and other deferred amounts	1
Net periodic benefit cost	$ 7